Investment Risks	Apr. 29, 2025
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
Prospectus [Line Items]
Risk [Text Block]

Principal Risks of Investing in the Real Estate Fund: An investment in the Real Estate Fund could lose money over short or long periods of time. You should expect and be able to bear the risk that the Real Estate Fund’s share price will fluctuate within a wide range. There is no assurance that the Real Estate Fund will achieve its investment objective. The Real Estate Fund’s performance could be adversely affected by the following principal risks. Each risk summarized below is a principal risk of investing in the Real Estate Fund and different risks may be more significant at different times depending upon market conditions or other factors.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND | Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Industry Risk – The cyclical nature of the real estate industry subjects real estate and real estate related securities held by the Real Estate Fund to any market or economic condition, such as changes in real estate values, interest rates, cash flow of underlying real estate assets and occupancy rates, that may affect the value of real estate (up or down).

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND | R E I Ts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	REITs Risk – REITs are dependent upon management skills, are primarily invested in real estate and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code. Due to the cyclical nature of the real estate industry, REITs may under-perform in comparison with other investment sectors. Investing in publicly traded REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the Standard & Poor’s 500 Index. Rising interest rates may reduce the demand for REITs which may cause them to perform badly.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND | Risk Of Loss [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Risk of Loss – The potential loss of your investment in the Real Estate Fund if the Fund depreciates in value.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND | Real Estate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Real Estate Risk – The Real Estate Fund concentrates in real estate and real estate related securities and the real estate sector may underperform in comparison with other investment sectors.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk – Equity securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND | M L P Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	MLP Risk – Investing in MLPs involves risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right, as described in more detail in the prospectus. In addition, investments in MLPs subject the Real Estate Fund to risks associated with the specific industry or industries in which the MLPs invest. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Concentration Risk – The Real Estate Fund invests primarily in real estate related securities. This means the Real Estate Fund is concentrated in the real estate industry. A fund that concentrates its investments in one particular industry is subject to greater risk of loss than a fund that has a more diversified portfolio of investments.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND | Investment Grade Taxable Municipal Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investment-Grade Taxable Municipal Obligations Risk – Investment-grade taxable municipal obligations may be downgraded after the Real Estate Fund invests in them. In addition, their prices will fall as interest rates rise, and rise as interest rates fall. Rising interest rates may reduce the demand for REITs which may cause them to perform badly.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk – The market value of the Real Estate Fund’s investments will fluctuate as the respective markets fluctuate. Market risk may affect a single issuer, industry or sector of the economy or it may affect the market as a whole. Performance of the Real Estate Fund can be affected by unexpected local, state, regional, national or global events (e.g., significant earnings shortfalls or gains, inflation, recessions, government shutdowns, market closures, market manipulation and other fraudulent practices, war, military conflict, political and geopolitical events, acts of terrorism, the spread of infectious diseases or other public health issues, natural and environmental disasters, trade disputes, tariff arrangements, sanctions, and cybersecurity attacks) that cause major price changes in individual securities or market sectors. The securities purchased by the Real Estate Fund may not appreciate in value as the Adviser anticipates. For additional information regarding Market Risk, refer to “Market Risk” in the section titled “Additional Information About the Investment Objectives, Principal Investment Strategies and Related Risks of the Funds” in the Fund’s prospectus.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND | Mortgage Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mortgage-backed Securities Risk – Mortgage-backed securities are subject to prepayment or non-payment on the underlying mortgage.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND | Portfolio Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Management Risk – The Real Estate Fund’s ability to achieve its investment objective is dependent on Spirit of America Management Corp.’s (the “Adviser”) ability to identify profitable investment opportunities for the Fund. The stocks purchased by the Adviser may not perform as anticipated.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND | Short Term Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Short-term Investment Risk – Short-term investments carry the risk that a greater rate of return may have been earned on an investment more consistent with the Real Estate Fund’s investment objectives. Their prices will fluctuate as interest rates fluctuate.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND | Suitability [Member]
Prospectus [Line Items]
Risk [Text Block]

Suitability: An investment in the Real Estate Fund may be suitable for long-term investors who wish to invest a portion of their overall equity portfolio in a mutual fund that invests primarily in REITs. Investors should be willing to accept the potential volatility of such investments and the risks of a fund that concentrates in a single industry.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Real Estate Fund could lose money over short or long periods of time.
SPIRIT OF AMERICA LARGE CAP VALUE FUND
Prospectus [Line Items]
Risk [Text Block]

Principal Investment Risks of Investing in the Value Fund: An investment in the Value Fund could lose money over short or long periods of time. You should expect and be able to bear the risk that the Value Fund’s share price will fluctuate within a wide range. There is no assurance that the Value Fund will achieve its investment objective. The Value Fund’s performance could be adversely affected by the following principal risks. Each risk summarized below is a principal risk of investing in the Value Fund and different risks may be more significant at different times depending upon market conditions or other factors.

SPIRIT OF AMERICA LARGE CAP VALUE FUND | Risk Of Loss [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Risk of Loss – The potential loss of your investment in the Value Fund if the Fund depreciates in value.

SPIRIT OF AMERICA LARGE CAP VALUE FUND | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk – Equity securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.

SPIRIT OF AMERICA LARGE CAP VALUE FUND | M L P Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	MLP Risk – Investing in MLPs involves risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right, as described in more detail in the prospectus. In addition, investments in MLPs subject the Value Fund to risks associated with the specific industry or industries in which the MLPs invest. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

SPIRIT OF AMERICA LARGE CAP VALUE FUND | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk – The market value of the Value Fund’s investments will fluctuate as the respective markets fluctuate. Market risk may affect a single issuer, industry or sector of the economy or it may affect the market as a whole. Performance of the Value Fund can be affected by unexpected local, state, regional, national or global events (e.g., significant earnings shortfalls or gains, inflation, recessions, government shutdowns, market closures, market manipulation and other fraudulent practices, war, military conflict, political and geopolitical events, acts of terrorism, the spread of infectious diseases or other public health issues, natural and environmental disasters, trade disputes, tariff arrangements, sanctions, and cybersecurity attacks) that cause major price changes in individual securities or market sectors. The securities purchased by the Value Fund may not appreciate in value as the Adviser anticipates. For additional information regarding Market

Risk, refer to “Market Risk” in the section titled “Additional Information About the Investment Objectives, Principal Investment Strategies and Related Risks of the Funds” in the Fund’s prospectus.

SPIRIT OF AMERICA LARGE CAP VALUE FUND | Portfolio Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Management Risk – The Value Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund. The stocks purchased by the Adviser, while believed to be undervalued, may not appreciate in value as anticipated.

SPIRIT OF AMERICA LARGE CAP VALUE FUND | Suitability [Member]
Prospectus [Line Items]
Risk [Text Block]

Suitability: An investment in the Value Fund may be suitable for long-term investors who seek appreciation of capital. Investors should be willing to accept the potential volatility of such investments.

SPIRIT OF AMERICA LARGE CAP VALUE FUND | Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Volatility Risk – The performance of the Value Fund can be affected by unexpected events (e.g., significant earnings shortfalls or gains, war, political events, etc.) that cause major price changes in individual securities or market sectors.

SPIRIT OF AMERICA LARGE CAP VALUE FUND | Dividend Payment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Dividend Payment Risk – The risk that a portfolio holding is unable to maintain dividend payments at historical levels.

SPIRIT OF AMERICA LARGE CAP VALUE FUND | Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Capitalization Company Risk – The Value Fund invests primarily in large cap companies. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Large cap companies also may be unable to attain the high growth rates reached by successful, smaller companies, especially during extended periods of economic expansion.

SPIRIT OF AMERICA LARGE CAP VALUE FUND | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Information Technology Sector Risk – The Value Fund may invest a substantial portion of its assets directly or indirectly in securities issued by technology companies. The information technology sector includes companies in the software and services, technology hardware and equipment and semiconductors and semiconductor equipment industry groups. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

SPIRIT OF AMERICA LARGE CAP VALUE FUND | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Value Investing Risk – The value approach to investing involves the risk that the stocks selected by the Adviser may remain undervalued. Value stocks as a group may be out of favor and under-perform the overall equity market for a long period of time, while the market concentrates on “growth” stocks. In addition, the Value Fund may need to forgo investments that show growth potential if they are inconsistent with its value investment strategy.

SPIRIT OF AMERICA LARGE CAP VALUE FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Value Fund could lose money over short or long periods of time.
Spirit of America Municipal Tax Free Bond Fund
Prospectus [Line Items]
Risk [Text Block]

Principal Risks of Investing in the Municipal Tax Free Bond Fund: An investment in the Municipal Tax Free Bond Fund could lose money over short or long periods of time. You should expect and be able to bear the risk that the Municipal Tax Free Bond Fund’s share price will fluctuate within a wide range. There is no assurance that the Municipal Tax Free Bond Fund will achieve its investment objective. The Municipal Tax Free Bond Fund’s performance could be adversely affected by the following principal risks. Each risk summarized below is a principal risk of investing in the Municipal Tax Free Bond Fund and different risks may be more significant at different times depending upon market conditions or other factors.

Spirit of America Municipal Tax Free Bond Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk – The market value of the Municipal Tax Free Bond Fund’s investments will fluctuate as the respective markets fluctuate. Market risk may affect a single issuer, industry or sector of the economy or it may affect the market as a whole. Performance of the Municipal Tax Free Bond Fund can be affected by unexpected local, state, regional, national or global events (e.g., significant earnings shortfalls or gains, inflation, recessions, government shutdowns, market closures, market manipulation and other fraudulent practices, war, military conflict, political and geopolitical events, acts of terrorism, the spread of infectious diseases or other public health issues, natural and environmental disasters, trade disputes, tariff arrangements, sanctions, and cybersecurity attacks) that cause major price changes in individual securities or market sectors. The securities purchased by the Municipal Tax Free Bond Fund may not appreciate in value as the Adviser anticipates. For additional information regarding Market Risk, refer to “Market Risk” in the section titled “Additional Information About the Investment Objectives, Principal Investment Strategies and Related Risks of the Funds” in the Fund’s prospectus.

Spirit of America Municipal Tax Free Bond Fund | Portfolio Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Management Risk – The Municipal Tax Free Bond Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund. The bonds purchased by the Adviser may not perform as anticipated.

Spirit of America Municipal Tax Free Bond Fund | Suitability [Member]
Prospectus [Line Items]
Risk [Text Block]

Suitability: An investment in the Municipal Tax Free Bond Fund may be suitable for intermediate to long-term investors who seek high current income exempt from federal income tax. Investors should be willing to accept the risks and potential volatility of such investments.

Spirit of America Municipal Tax Free Bond Fund | Interests Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk – Interest rate risk is the possibility that overall bond prices will decline because of rising interest rates. Interest rate risk is expected to be high for the Municipal Tax Free Bond Fund because it invests mainly in long-term bonds, whose prices are much more sensitive to interest rate fluctuations than are the prices of short-term bonds.

Spirit of America Municipal Tax Free Bond Fund | Credits Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk – Credit risk is the possibility that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Credit risk should be moderate to high for the Municipal Tax Free Bond Fund because it seeks to invest a portion of the Fund’s assets in low-quality bonds.

Spirit of America Municipal Tax Free Bond Fund | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Call Risk – Call risk is the possibility that during periods of falling interest rates, issuers of callable bonds may call (redeem) higher coupon rate bonds before their maturity dates. The Municipal Tax Free Bond Fund would then lose potential price appreciation and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Municipal Tax Free Bond Fund’s income. Call risk is typically higher for long-term bonds.

Spirit of America Municipal Tax Free Bond Fund | Credit Risks Of Lower Grade Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risks of Lower-Grade Securities – Credit risks of lower-grade securities is the possibility that municipal securities rated below investment grade, or unrated of similar quality (i.e., “junk bonds”), may be subject to greater price fluctuations and risks of loss of income and principal than investment grade municipal securities. Securities that are (or that have fallen) below investment-grade have a greater risk that the issuers may not meet their debt obligations. These types of securities are generally considered speculative in relation to the issuer’s ongoing ability to make principal and interest payments. During periods of rising interest rates or economic downturn, the trading market for these securities may not be active and may reduce the Municipal Tax Free Bond Fund’s ability to sell these securities (see “Liquidity Risk,” described under “Additional Information about the Investment Objectives, Principal Investment Strategies and Related Risks of the Municipal Tax Free Bond Fund” below) at an acceptable price. If the issuer of securities defaults on its payment of interest or principal, the Municipal Tax Free Bond Fund may lose its entire investment in those securities.

Spirit of America Municipal Tax Free Bond Fund | Industrial Development Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Industrial Development Bond Risk − Industrial development bonds are revenue bonds issued by or on behalf of public authorities to obtain funds to finance various public and/or privately operated facilities. To the extent that investments in the industrial development sector represent a significant portion of the Municipal Tax Free Bond Fund’s portfolio, it will be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the industrial development sector. These bonds are normally secured only by the revenues from the project and are not general obligations of the issuer or otherwise secured by state or local government tax receipts. Generally, the value and credit quality of these bonds are sensitive to the risks related to an economic slowdown.

Spirit of America Municipal Tax Free Bond Fund | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Municipal Securities Risk − Municipal securities risk includes the risk that issuers of municipal securities (such as municipal bonds and certificates of participation in municipal lease agreements), including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal securities that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of actual or anticipated changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. The values of municipal securities held by the Municipal Tax Free Bond Fund may be adversely affected by local political, economic and other conditions and developments. For example, COVID-19 significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the Municipal Tax Free Bond Fund. In addition, income from municipal securities held by the Municipal Tax Free Bond Fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of an issuer or other obligated party. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Municipal Tax Free Bond Fund to be taxable and may result in a significant decline in the values of such municipal securities.

Spirit of America Municipal Tax Free Bond Fund | State Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	State Specific Risk – State specific risk is the possibility that if the Municipal Tax Free Bond Fund invests significantly in the municipal bonds of a particular state, the bonds of that state may be affected significantly by economic, political or regulatory developments affecting the ability of that state’s issuers to pay interest or principal on their obligations.

Spirit of America Municipal Tax Free Bond Fund | Tobacco Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Tobacco Bond Risk – Tobacco Bond risk is the possibility that payments of principal and interest, which are not generally backed by the full faith, credit or taxing power of the state or local government, may, with respect to “Tobacco Settlement Revenue Bonds,” be affected by fluctuations in the future revenue flow from tobacco companies used to secure these payments or, in the case of “Subject to Appropriation Tobacco Bonds,” by a state’s inability or failure to pass a specific periodic appropriation to pay interest and/or principal on the bonds as the payments come due.

Spirit of America Municipal Tax Free Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Municipal Tax Free Bond Fund could lose money over short or long periods of time.
Spirit of America Income Fund
Prospectus [Line Items]
Risk [Text Block]

Principal Risks of Investing in the Income Fund: An investment in the Income Fund could lose money over short or long periods of time. You should expect and be able to bear the risk that the Income Fund’s share price will fluctuate within a wide range. There is no assurance that the Income Fund will achieve its investment objective. The Income Fund’s performance could be adversely affected by the following principal risks. Each risk summarized below is a principal risk of investing in the Income Fund and different risks may be more significant at different times depending upon market conditions or other factors.

Spirit of America Income Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk – Equity securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.

Spirit of America Income Fund | M L P Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	MLP Risk – Investing in MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right, as described in more detail in the prospectus. In addition, investments in MLPs subject the Income Fund to risks associated with the specific industry or industries in which the MLPs invest. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Spirit of America Income Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk – The market value of the Income Fund’s investments will fluctuate as the respective markets fluctuate. Market risk may affect a single issuer, industry or sector of the economy or it may affect the market as a whole. Performance of the Income Fund can be affected by unexpected local, state, regional, national or global events (e.g., significant earnings shortfalls or gains, inflation, recessions, government shutdowns, market closures, market manipulation and other fraudulent practices, war, military conflict, political and geopolitical events, acts of terrorism, the spread of infectious diseases or other public health issues, natural and environmental disasters, trade disputes, tariff arrangements, sanctions, and cybersecurity attacks) that cause major price changes in individual securities or market sectors. The securities purchased by the Income Fund may not appreciate in value as the Adviser anticipates. For additional information regarding Market Risk, refer to “Market Risk” in the section titled “Additional Information About the Investment Objectives, Principal Investment Strategies and Related Risks of the Funds” in the Fund’s prospectus.

Spirit of America Income Fund | Portfolio Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Management Risk – The Income Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund. The securities purchased by the Adviser may not perform as anticipated.

Spirit of America Income Fund | Suitability [Member]
Prospectus [Line Items]
Risk [Text Block]

Suitability: An investment in the Income Fund may be suitable for intermediate to long-term investors who seek high current income. Investors should be willing to accept the risks and potential volatility of such investments.

Spirit of America Income Fund | Dividend Payment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Dividend Payment Risk – The risk that a portfolio holding is unable to maintain dividend payments at historical levels.

Spirit of America Income Fund | Interests Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk – Interest rate risk is the possibility that overall bond prices will decline because of rising interest rates. Even GNMAs and other agency securities (whose principal and interest payments are guaranteed) can decline in price if rates rise. Interest rate risk is expected to be high for the Income Fund because it invests, without limitation, in long-term bonds, whose prices are much more sensitive to interest fluctuations than are the prices of short-term bonds.

Spirit of America Income Fund | Credits Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk – Credit risk is the possibility that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Credit risk is significant for the Income Fund because it seeks to invest a portion of the Income Fund’s assets in low-quality bonds. Even if there is no actual default, it is probable that a bond will decline in price if its credit quality declines and its bond rating is downgraded to a lower category. The Income Fund attempts to reduce portfolio credit risk by diversifying its holdings and carefully researching issuer credit quality.

Spirit of America Income Fund | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Call Risk – Call risk is the possibility that during periods of falling interest rates, issuers of callable bonds may call (redeem) higher coupon rate bonds before their maturity dates. The Income Fund would then lose potential price appreciation and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Income Fund’s income. Call risk is typically higher for long-term bonds.

Spirit of America Income Fund | Credit Risks Of Lower Grade Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risks of Lower-Grade Securities – Credit risks of lower-grade securities is the possibility that bonds rated below investment grade, or unrated of similar quality (i.e., “junk bonds”), may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade securities. High yield bond issuers often include small or relatively new companies lacking the operating history or capital to warrant investment grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads. Securities that are (or that have fallen) below investment-grade have a greater risk that the issuers may not meet their debt obligations. These types of securities are generally considered speculative in relation to the issuer’s ongoing ability to make principal and interest payments. During periods of rising interest rates or economic downturn, the trading market for these securities may not be active and may reduce the Income Fund’s ability to sell these securities (see “Liquidity Risk”, described under “Additional Information about the Investment Objectives, Principal Investment Strategies and Related Risks of the Income Fund” below) at an acceptable price. If the issuer of securities is in default in payment of interest or principal, the Income Fund may lose its entire investment in those securities.

Spirit of America Income Fund | Preferred Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Securities Risk – Preferred securities can decrease in value for a variety of reasons, including decreases in response to the activities of an individual company or in response to general market and/or economic conditions. The market value of all securities, including preferred securities, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth. Preferred securities may be less liquid than common securities and may be subject to more fluctuations in market value, due to changes in market participants’ perceptions of the issuer’s ability to continue to pay dividends, than debts of the same issuer.

Spirit of America Income Fund | Private Placement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Private Placement Risk − Private placement risk is the risk that investments in private placements are illiquid. Privately placed securities may be difficult to sell promptly or at reasonable prices and might thereby cause the Income Fund difficulty in satisfying redemption requests. Privately placed securities are typically fair valued and generally have no secondary trading market; therefore, such investments may be more difficult to value than publicly traded securities. Difficulty in valuing a private placement may make it difficult to accurately determine the Income Fund’s exposure to private placement investments, which could cause it to invest to a greater extent than permitted in illiquid investments and subject it to increased risks. Private placement investments may involve a high degree of business and financial risk and may result in substantial losses. These factors may have a negative effect on the Income Fund’s performance.

Spirit of America Income Fund | Risks Of C M Os [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Risks of CMOs – Risks of CMOs is the possibility that the Income Fund will be less likely to receive payments of principal and interest, and will be more likely to suffer a loss, if there are defaults on the mortgage loans underlying the CMOs. This risk may be increased to the extent that the underlying mortgages include sub-prime mortgages and in relation to the level of subordination of the category of the CMOs held by the Income Fund. In addition, CMOs may be less liquid or may exhibit greater price volatility than other types of mortgages or asset-backed securities. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMO risk also depends on the issuer. While CMO collateral is typically issued by GNMA, FNMA or FHLMC, the CMO itself may be issued by a private party, such as a brokerage firm, that is not covered by government guarantees. CMO collateral may also include different or specialized types of mortgage loans or mortgage loan pools, letters of credit, or other types of credit enhancements and these so-called “private label” CMOs are the sole obligation of their issuer.

Spirit of America Income Fund | U S Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	U.S. Government Securities Risk – Although U.S. Government securities are considered among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Spirit of America Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Income Fund could lose money over short or long periods of time.
Spirit of America Utilities Fund
Prospectus [Line Items]
Risk [Text Block]

Principal Risks of Investing in the Utilities Fund: An investment in the Utilities Fund could lose money over short or long periods of time. You should expect and be able to bear the risk that the Utilities Fund’s share price may fluctuate within a wide range. There is no assurance that the Utilities Fund will achieve its investment objective. The Utilities Fund’s performance could be adversely affected by the following principal risks. Each risk summarized below is a principal risk of investing in the Utilities Fund and different risks may be more significant at different times depending upon market conditions or other factors.

Spirit of America Utilities Fund | Equity Securities Risk [Member]
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●	Equity Securities Risk – Equity securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.

Spirit of America Utilities Fund | M L P Risk [Member]
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●	MLP Risk – Investing in MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right, as described in more detail in the prospectus. In addition, investments in MLPs subject the Utilities Fund to risks associated with the specific industry or industries in which the MLPs invest. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Spirit of America Utilities Fund | Concentration Risk [Member]
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●	Concentration Risk – The Utilities Fund invests primarily in utility companies. This means that the Utilities Fund is concentrated in the utility industry. A fund that concentrates its investments in one particular industry is subject to greater risk of loss than a fund that has a more diversified portfolio of investments.

Spirit of America Utilities Fund | Market Risk [Member]
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●	Market Risk – The market value of the Utilities Fund’s investments will fluctuate as the respective markets fluctuate. Market risk may affect a single issuer, industry or sector of the economy or it may affect the market as a whole. Performance of the Utilities Fund can be affected by unexpected local, state, regional, national or global events (e.g., significant earnings shortfalls or gains, inflation, recessions, government shutdowns, market closures, market manipulation and other fraudulent practices, war, military conflict, political and geopolitical events, acts of terrorism, the spread of infectious diseases or other public health issues, natural and environmental disasters, trade disputes, tariff arrangements, sanctions, and cybersecurity attacks) that cause major price changes in individual securities or market sectors. The securities purchased by the Utilities Fund may not appreciate in value as the Adviser anticipates. For additional information regarding Market Risk, refer to “Market Risk” in the section titled “Additional Information About the Investment Objectives, Principal Investment Strategies and Related Risks of the Funds” in the Fund’s prospectus.

Spirit of America Utilities Fund | Portfolio Management Risk [Member]
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●	Portfolio Management Risk – The Utilities Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund. The securities purchased by the Adviser may not perform as anticipated.

Spirit of America Utilities Fund | Suitability [Member]
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Suitability: An investment in the Utilities Fund may be suitable for long-term investors who wish to invest a portion of their overall equity portfolio in a mutual fund that invests primarily in utility companies. Investors should be willing to accept the risks and potential volatility of such investments and the risks of a fund that concentrates in a single industry.

Spirit of America Utilities Fund | Dividend Payment Risk [Member]
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●	Dividend Payment Risk – The risk that a portfolio holding will be unable to maintain dividend payments at historical levels.

Spirit of America Utilities Fund | Interests Rate Risk [Member]
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●	Interest Rate Risk – Investments in dividend paying securities involve interest rate risk. When interest rates decline, the value of such securities generally rises. Conversely, when interest rates rise, the value of such securities generally declines. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates and recent inflationary price movements. Interest rates have begun to rise in response to these inflationary price movements and there is a possibility that interest rates will continue to rise in the future.

Spirit of America Utilities Fund | Utility Industry Risk [Member]
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●	Utility Industry Risk – The Utilities Fund’s investments in utility companies may be more susceptible to various factors, including government regulation, increases in operating expenses, high interest costs, higher inflation, industry overcapacity, or reduced demand for services or price volatility, including as a result of Russia’s invasion of Ukraine. Utility company equity securities, to the extent they are purchased for their dividend yield, historically have been sensitive to interest rate movements: when interest rates have risen, the stock prices of these companies have tended to fall. In some states, utility companies and their rates are regulated; other states have moved to deregulate such companies thereby causing non-regulated companies’ returns to generally be more volatile and more sensitive to changes in revenue and earnings. Certain utilities companies face risks associated with the operation of nuclear facilities for electric generation, including, among other considerations, litigation, the problems associated with the use of radioactive materials and the effects of natural or man-made disasters. In general, all utility companies may face additional regulation and litigation regarding their power plant operations; increased costs from new or greater regulation of these operations; the need to purchase expensive emissions control equipment or new operations due to regulations; and the availability and cost of fuel, all of which may lower their earnings. The distribution side of the utilities industry also faces increased operational costs related to the natural aging of equipment and the related costs required to provide maintenance, upgrades or replacements to such equipment to insure safe and reliable utility operations.

Spirit of America Utilities Fund | Foreign Securities Risk [Member]
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●	Foreign Securities Risk – The Fund may invest in foreign securities, including direct investments in securities of foreign issuers and investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers. Investments in foreign securities involve certain risks not generally associated with investments in securities of U.S. issuers. Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation risk, delays in transaction settlements, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, and the difficulty of enforcing obligations in other countries. With any investment in foreign securities, there exist certain economic, political and social risks, including the risk of adverse political developments, nationalization, confiscation without fair compensation and war. These risks are more pronounced in the securities of companies located in emerging markets.

Spirit of America Utilities Fund | Inflation Risk [Member]
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●	Inflation Risk – Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. Recently, inflation rates have risen to the highest levels seen in many decades. As inflation increases, the real value of the Fund’s shares and distributions therefore may decline. Inflation may result in losses to Fund shareholders.

Spirit of America Utilities Fund | Issuer Risk [Member]
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●	Issuer Risk – The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Spirit of America Utilities Fund | Mid Cap Company Risk [Member]
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●	Mid-Cap Company Risk – Middle-cap companies may have greater potential for losses and be more vulnerable to adverse business or economic events than larger, more established companies and their securities may be riskier than those issued by large-cap companies and harder to sell at a favorable time and price. Mid-cap companies may fall out of favor with investors, have limited product lines, operating histories or financial resources, and may be dependent upon a particular niche of the market. Securities issued by mid-cap companies may have a value based in substantial part on future expectations rather than current achievements and their prices may move sharply, especially during market upturns and downturns.

Spirit of America Utilities Fund | New Fund Risk [Member]
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●	New Fund Risk – The Utilities Fund commenced operations on January 31, 2023. Investors bear the risk that the Utilities Fund may not grow to or maintain economically viable size, not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Utilities Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for certain shareholders. Such a liquidation could have negative tax consequences for shareholders.

Spirit of America Utilities Fund | Regulatory Risk [Member]
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●	Regulatory Risk – The Utilities Fund’s investments in utility companies may lose value because of changes in the amounts and types of governmental and environmental regulation.

Spirit of America Utilities Fund | Return Of Capital Risk [Member]
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●	“Return of Capital” Risk – The Utilities Fund’s distributions may represent a non-taxable return of capital. A return of capital distribution is a distribution in excess of current and accumulated earnings and profits. A return of capital distribution is tax free to the extent of a shareholder’s basis in its Fund shares and reduces the shareholder’s basis to that extent. A distribution consisting of return of capital should not be considered as the dividend yield or total return of an investment. Shareholders who receive the payment of a distribution consisting of a return of capital may be under the impression that they are receiving net profits when they are not.

Spirit of America Utilities Fund | Small Cap Company Risk [Member]
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●	Small Cap Company Risk – Smaller companies may present greater opportunities for capital appreciation but may involve greater risk than larger, more mature issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of their securities may fluctuate more than those of larger issuers.

Spirit of America Utilities Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Utilities Fund could lose money over short or long periods of time.